Schedule of Earnings Per Share, Basic and Diluted (Details) (EUR €)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income (loss) available to common Shareholders	€ (5,021,229)	€ (7,475,490)	€ (938,636)
Weighted Average Number of Shares Issued, Basic	20,593,720	17,556,395	13,345,004
Stock options only in the money	0	0
Weighted Average Number of Shares Outstanding, Diluted	20,593,720	17,556,395	13,345,004
Basic income (loss) per share	€ (0.24)	€ (0.43)	€ (0.07)
Diluted income (loss) per share	€ (0.24)	€ (0.43)	€ (0.07)